RBC BlueBay U.S. Government Money Market Fund Performance Management - RBC BlueBay U.S. Government Money Market Fund	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing the Fund’s average annual returns for the past 1, 5 and 10 years. The bar chart shows the Fund’s performance for the past ten calendar years. Past performance does not indicate how the Fund will perform in the future. Performance shown for Class A prior to its inception date of June 8, 2023 is based on the performance of Institutional Class 1 shares, adjusted to reflect the respective fees and expenses of Class A. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.com or by calling 1-800-422-2766. For the Fund’s current seven-day yield, call 1-800-422-2766.
Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing the Fund’s average annual returns for the past 1, 5 and 10 years.
Bar Chart [Heading]	RBC BlueBay U.S. Government Money Market Fund – Institutional Class 1  <br/>Annual Total Returns
Bar Chart Closing [Text Block]	During the period shown in the chart for the Institutional Class 1 Shares of the Fund:QuarterReturnsBest quarter:Q4 20231.34Worst quarter:Q4 20200.00?
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Money Market Seven Day Yield Phone	1-800-422-2766
Performance Availability Website Address [Text]	www.rbcgam.com
Performance Availability Phone [Text]	1-800-422-2766
Institutional Class 1
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	1.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2020